Inventories (Details) - USD ($) $ in Thousands	Nov. 30, 2025	Aug. 31, 2025
Notes and other explanatory information [abstract]
Ore stockpile	$ 12,860	$ 9,088
Gold in-circuit	872	988
Gold doré	24	11
Total precious metals inventories	13,756	10,087
Supplies	3,574	2,931
Total inventories	$ 17,330	$ 13,018